Related Party Transactions and Balances (Tables)	9 Months Ended
Sep. 30, 2016
Related Party Transactions [Abstract]
Revenues (Expenses) from Related Party Transactions
Such related party transactions were as follows for the periods indicated:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2016	2015	2016	2015
	$	$	$	$
Revenues (1)	13,733	17,591	38,651	52,410
Vessel operating expenses (2)	(8,889)	(9,821)	(26,951)	(29,671)
General and administrative (3)(4)	(7,469)	(22,928)	(22,817)	(38,990)
Interest expense (5)(6)(7)(8)	(6,927)	(3,136)	(15,409)	(3,359)

_______________

(1)
Includes revenue from time-charter-out or bareboat contracts with subsidiaries or affiliates of Teekay Corporation, including management fees from ship management services provided by the Partnership to a subsidiary of Teekay Corporation, and an early termination fee received by the Partnership from Teekay Corporation (see note 14).

(2)	Includes ship management and crew training services provided by Teekay Corporation.

(3)
Includes commercial, technical, strategic, business development and administrative management fees charged by Teekay Corporation and reimbursements to Teekay Corporation and the general partner for costs incurred on the Partnership’s behalf.

(4)
Includes business development fees of $9.7 million, $2.2 million and $2.0 million to Teekay Corporation in connection with the acquisition of the Petrojarl Knarr FPSO unit, six long-distance towing and offshore installation vessels, and the Arendal Spirit UMS, respectively, during the three and nine months ended September 30, 2015.

(5)
Includes guarantee fees related to the final bullet payment of the Piranema Spirit FPSO debt facility and for the Partnership's liabilities associated with the long-term debt financing relating to the East Coast of Canada shuttle tanker newbuildings and certain of the Partnerships interest rate swaps and cross currency swaps (see note 8g).

(6)
Includes interest expense of $3.2 million for the nine months ended September 30, 2016 incurred on the convertible promissory note issued to Teekay Corporation in connection with the financing of the acquisition of the Dropdown Predecessor (see note 3) bearing interest at an annual rate of 6.50% on the outstanding principal balance. The outstanding principal balance of $100.0 million, together with accrued interest, was payable in full on July 1, 2016; however, this convertible promissory note was refinanced on July 1, 2016 (see note 8f). The outstanding principal balance of this convertible promissory note was $nil as at September 30, 2016.

(7)
Includes interest expense of $5.0 million for the nine months ended September 30, 2016, incurred on a $100.0 million six month loan made by Teekay Corporation to the Partnership on January 1, 2016, bearing interest at an annual rate of 10.00% on the outstanding principal balance. The outstanding principal balance, together with accrued interest, was payable in full on July 1, 2016; however, this loan was refinanced on July 1, 2016 (see note 8f). The outstanding principal balance of this loan was $nil as at September 30, 2016.

(8)
Includes interest expense of $5.0 million for the three and nine months ended September 30, 2016, incurred on a $200.0 million subordinated promissory note issued to Teekay Corporation effective July 1, 2016 (see note 8f). The subordinated promissory note bears interest at an annual rate of 10.00% on the outstanding principal balance, which as at September 30, 2016, was $200.0 million. The outstanding principal balance, together with accrued interest, is payable in full on January 1, 2019.